Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,948,068	$ 1,952,911
Loans		895,394	887,637
Long-term debt		(160,689)	(212,950)
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		88,265	75,095
Carrying value [Member]
Variable Interest Entity [Line Items]
Long-term debt		(160,660)	(212,922)
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Assets		7,529	13,983
VIEs that we consolidate [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Assets		7,013	6,987
VIEs that we consolidate [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets		0	5,369
VIEs that we consolidate [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets		516	1,627
VIEs that we consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		4,781	12,146
Loans		4,476	10,869
Debt securities		71	967
All other assets		234	310
Long-term debt		(149)	(203)
All other liabilities		(259)	(1,100)
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		0	269
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Loans		4,099	5,005
Debt securities		0	0
All other assets		231	223
Long-term debt		0	0
All other liabilities		(188)	(200)
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Loans		0	5,357
Debt securities		0	0
All other assets		0	12
Long-term debt		0	0
All other liabilities		0	0
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Loans		377	507
Debt securities		71	967
All other assets		3	75
Long-term debt		(149)	(203)
All other liabilities		$ (71)	$ (900)

[1]	Our consolidated assets at December 31, 2021 and 2020, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $967 million; Loans, $4.5 billion and $10.9 billion; All other assets, $234 million and $310 million; and Total assets, $4.8 billion and $12.1 billion, respectively.